Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of Trade and Other Payables	Trade and Other Payables are composed of the following:

	2025	2024
Trade Payables	812,895	562,749
Accrued Liabilities	3,418	9,895
Other Payables	38,123	25,143
Total	854,436	597,787